UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7043

Name of Registrant:	Vanguard Admiral Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1:	Schedule of Investments

Vanguard Admiral Treasury Money Market Fund

Schedule of Investments

As of May 31, 2009

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government Securities (100.0%)
U.S. Treasury Bill	0.210%	6/4/09	1,000,000	999,982
U.S. Treasury Bill	0.240%–0.300%	6/11/09	981,000	980,924
U.S. Treasury Bill	0.250%–0.270%	6/18/09	1,180,000	1,179,853
U.S. Treasury Bill	0.225%–0.285%	6/25/09	1,872,377	1,872,057
U.S. Treasury Bill	0.250%	7/2/09	998,000	997,785
U.S. Treasury Bill	0.200%	7/9/09	1,200,000	1,199,747
U.S. Treasury Bill	0.180%	7/16/09	1,166,000	1,165,738
U.S. Treasury Bill	0.135%	7/23/09	217,602	217,560
U.S. Treasury Bill	0.135%–0.346%	7/30/09	1,558,242	1,557,594
U.S. Treasury Bill	0.195%–0.391%	8/6/09	2,283,000	2,281,898
U.S. Treasury Bill	0.190%–0.481%	8/13/09	1,469,000	1,468,011
U.S. Treasury Bill	0.471%	8/20/09	1,050,000	1,048,903
U.S. Treasury Bill	0.175%–0.496%	8/27/09	1,400,033	1,398,668
U.S. Treasury Bill	0.441%	9/3/09	810,000	809,069
U.S. Treasury Bill	0.461%	9/10/09	300,000	299,613
U.S. Treasury Bill	0.446%	9/17/09	1,000,000	998,665
U.S. Treasury Bill	0.305%	10/29/09	1,075,000	1,073,634
U.S. Treasury Bill	0.305%	11/12/09	665,000	664,076
U.S. Treasury Bill	0.295%	11/19/09	760,000	758,935
U.S. Treasury Bill	0.300%	11/27/09	815,000	813,784
Total U.S. Government Securities (100.0%) (Cost $21,786,496)				21,786,496
Other Assets and Liabilities-Net (0.0%)				(8,654)
Net Assets (100%)				21,777,842

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Admiral Treasury Money Market Fund

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

VANGUARD ADMIRAL FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 15, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.